Related Parties Balance and Transactions - Schedule of Interest Expense to Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Zhenyang Shi [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	¥ 6,636,661	$ 949,030	¥ 6,672,018	¥ 7,361,275
Li Xu [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	30,420	4,350	265,872	288,000
Wanmei Shi [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties				66,000
Guoji Luo [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties				4,800
Nanjing Benyu Investments Management Limited [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	658,219	94,124	766,789	810,000
Aihua Peng [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	792,860	113,377	916,570	1,265,096
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties				105,246
Related Party [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	¥ 8,118,160	$ 1,160,881	¥ 8,621,249	¥ 9,900,417